Commitments, contingencies and litigations	12 Months Ended
Dec. 31, 2024
Commitments, Contingencies And Litigations [Abstract]
Commitments, contingencies and litigations	Commitments, contingencies and litigations
Commitments
The Company has identified the following off-balance sheet commitments as of December 31, 2024:
•non-cancellable purchase commitments as of December 31, 2024 for a total of €7,687 thousands thousand with various suppliers notably contract research organizations (CRO) or contract manufacturing organizations (CMO). These commitments are comprised of non-cancellable purchase orders for the supply of various services in relation with preclinical work for an amount of €2,750 thousands and clinical work for an amount of €4,938 thousands. The execution and billing of these has not yet started as of December 31, 2024;
•On July 3, 2017, Innate Pharma borrowed from the bank Société Générale in order to finance the construction of its future headquarters. As security for the loan, Innate pledged collateral in the form of financial instruments held at Société Générale amounting to €15.2 million. The security interest on the pledged financial instruments will be released in accordance with the following schedule: €4,200 thousand in July 2024, €5,000 thousand in August 2027 and €6,000 thousand in August 2031. Furthermore, under the loan, Innate is subject to a covenant that its total cash, cash equivalents and current and non-current financial assets as of each fiscal year end will be at least equal to the amount of outstanding principal under the loan. As of December 31, 2024, the remaining capital of this loan amounted to €8,894 thousand. As expected,€4,200 thousand was released on July 2024. The Company was in compliance with this covenant as of December 31, 2024;
•The Company has entered into indemnification agreements with its directors & officers (the « Beneficiaries »), under which (1) Company will provide to the Beneficiaries the benefit of one or more director and officer (“D&O”) insurance policies and (2) if not indemnifiable under the D&O insurance policy, the Beneficiary shall be compensated for any indemnifiable claim by the Company to the fullest extent permitted by law.
Licensing and collaboration agreements
Commitments related the Company’s licensing and collaboration agreements are disclosed in Note 1.1 and 6.
Contingencies and litigations
The Company is exposed to contingent liabilities relating to legal actions before the labor court or intellectual property issues happening in the ordinary course of its activities. Each pre-litigation, known litigation or procedure in ordinary course the Company is involved in was analyzed at the closing date after consultation of advisors.
Provisions
Provisions amounted to €1,740 thousand, €774 thousand and €481 thousand as of December 31, 2022, 2023 and 2024, respectively.
As of December 31,2024, they mainly consist of provision for employer contribution in respect of the grants of employee equity instruments for an amount of €394 thousand (€566 thousand in 2023)

As a reminder, as of December 31, 2022, they mainly consist of (i) a provision amounting to €1,270 thousand following the tax inspection carried out in 2022 by the French tax authorities and relating to the 2019 and 2020 financial years as well as to the research tax credit and the accuracy of its calculation for the 2018 to 2018 financial years 2020. This provision was based on estimated amounts and adjustments not disputed by the Company. On March 3, 2023, the Company received from the tax authorities the rectification proposal, confirming the amount of the provision recognized on the amounts of the rectifications not disputed by the Company, and (ii) provisions for employee departures and provision for charges relating and the employer contribution in respect of the grants of employee equity instruments.
In accordance with IFRS 2, when a Company decides to provide its employees with shares bought back on the market, a provision has to be recognized upon the decision to allocate free shares that are spread over the vesting period when the plan conditions actions for employees when they join the Company at the end of the plan.